******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2021 - 06/30/2022
KKR Income Opportunities Fund



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number (811-22543)


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code:
(415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: July 1, 2021 to June 30, 2022


======================== KKR Income Opportunities Fund =========================


BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

Ticker:       FRA            Security ID:  09255X100
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director R. Glenn Hubbard         For       Withhold     Management
1.2   Elect Director W. Carl Kester           For       For          Management
1.3   Elect Director John M. Perlowski        For       For          Management
1.4   Elect Director Karen P. Robards         For       Withhold     Management


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HILTON GRAND VACATIONS INC.

Ticker:       HGV            Security ID:  43283X105
Meeting Date: JUL 28, 2021   Meeting Type: Special
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management


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HILTON GRAND VACATIONS INC.

Ticker:       HGV            Security ID:  43283X105
Meeting Date: MAY 04, 2022   Meeting Type: Annual
Record Date:  MAR 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark D. Wang             For       For          Management
1.2   Elect Director Leonard A. Potter        For       For          Management
1.3   Elect Director Brenda J. Bacon          For       For          Management
1.4   Elect Director David W. Johnson         For       For          Management
1.5   Elect Director Mark H. Lazarus          For       For          Management
1.6   Elect Director Pamela H. Patsley        For       For          Management
1.7   Elect Director David Sambur             For       For          Management
1.8   Elect Director Alex van Hoek            For       For          Management
1.9   Elect Director Paul W. Whetsell         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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INTELSAT JACKSON HOLDINGS SA

Ticker:                      Security ID:  45824TAP0
Meeting Date: OCT 29, 2021   Meeting Type: Written Consent
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Vote On The Plan - Class B1 Claims      For       For          Management
      (For = Accept, Against = Reject,
      Abstain Is Not Counted)
1B    Elect To Opt Out Of The Third Party     None      Against      Management
      Release - Class B1 Claims (For = Opt
      Out, Against Or Abstain = Do Not Opt
      Out)
2A    Vote On The Plan - Class C1 Claims      For       For          Management
      (For = Accept, Against = Reject,
      Abstain Is Not Counted)
2B    Elect To Opt Out Of The Third Party     None      Against      Management
      Release - Class C1 Claims (For = Opt
      Out, Against Or Abstain = Do Not Opt
      Out)
3A    Vote On The Plan - Class I2 Claims -    For       For          Management
      Provisional (For = Accept, Against =
      Reject, Abstain Is Not Counted)
3B    Elect To Opt Out Of The Third Party     None      Against      Management
      Release - Class I2 Claims -
      Provisional (For = Opt Out, Against Or
      Abstain = Do Not Opt Out)
4A    Vote On The Plan - Class J2 Claims -    For       For          Management
      Provisional (For = Accept, Against =
      Reject, Abstain Is Not Counted)
4B    Elect To Opt Out Of The Third Party     None      Against      Management
      Release - Class J2 Claims -
      Provisional (For = Opt Out, Against Or
      Abstain = Do Not Opt Out)


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MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund



By (Signature and Title)* /s/ Eric Mogelof
			  Eric Mogelof
			  President


Date   8/26/2022

* Print the name and title of each signing officer under his or her signature.